Revenue and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table presents the Company’s revenues disaggregated by offering (in thousands):

	Years Ended December 31,
	2022	2021
Services revenue	$21,823	$14,951
Wellness revenue	33,042	5,131
Total revenues	$54,865	$20,082